PROPERTY, EQUIPMENT AND OTHER (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 107	$ 105
Mineral Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 24	$ 14